RISK/RETURN
Investment Objective
The Trust’s objective is to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Trust
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 19 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 20 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 22 of the Prospectus. No Class I Shares are currently outstanding.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TAX-FREE TRUST OF OREGON	Tax-Free Trust of Oregon Class A		Tax-Free Trust of Oregon Class C	Tax-Free Trust of Oregon Class I	Tax-Free Trust of Oregon Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses TAX-FREE TRUST OF OREGON	Tax-Free Trust of Oregon Class A	Tax-Free Trust of Oregon Class C	Tax-Free Trust of Oregon Class I	Tax-Free Trust of Oregon Class Y
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.15%	0.75%	0.15%	none
Other Expenses	0.17%	0.42%	0.37%	0.17%
Total Annual Trust Operating Expenses	0.72%	1.57%	0.92%	0.57%

Example
This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TAX-FREE TRUST OF OREGON (USD $)	1 year	3 years	5 years	10 years
Tax-Free Trust of Oregon Class A	471	621	785	1,259
Tax-Free Trust of Oregon Class C	260	496	855	1,428
Tax-Free Trust of Oregon Class I	94	293	509	1,131
Tax-Free Trust of Oregon Class Y	58	183	318	714

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
TAX-FREE TRUST OF OREGON Tax-Free Trust of Oregon Class C	160	496	855	1,428

Portfolio Turnover
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
The Trust invests in tax-free municipal obligations which pay interest exempt from Oregon state and regular Federal income taxes. We call these “Oregon Obligations.” In general, all or almost all of these obligations are issued by the State of Oregon, its counties and various other local authorities. At least 80% of the Trust’s assets will always consist of Oregon obligations of these issuers. These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 10 and 18 years.
At the time of purchase, the Trust’s Oregon Obligations must be of investment grade quality. This means that they must either
*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,
*	if unrated, be determined to be of comparable quality by the Sub-Adviser.
The Sub-Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.
The Trust may use futures and options on futures to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

Principal Risks
The Trust’s assets, being primarily or entirely Oregon issues, are subject to economic and other conditions affecting Oregon. Adverse local events, such as the current difficulties in credit markets that impede business recovery and the prolonged housing market instability, could affect the value of the Trust’s portfolio. (See “What are the main risk factors and special considerations specifically relating to investment in Oregon Issuers?” in the Trust’s Prospectus.)
There are two types of risk associated with any fixed-income debt securities such as Oregon Obligations: interest rate risk and credit risk.
*
Interest rate risk relates to fluctuations in market value arising from changes in prevailing interest rates. If interest rates rise, the value of debt securities, including Oregon Obligations, will normally decline. If the value of Oregon Obligations held by the Trust declines, the net asset value of your shares in the Trust will also decline. Oregon Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

*	Credit risk relates to the ability of the particular issuers of the Oregon Obligations the Trust owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.
There are risks in using futures and options for hedging purposes. These include possible incorrect judgments regarding future movements in credit markets and imperfect correlation in hedging strategies.
The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers.
Loss of money is a risk of investing in the Trust.

Trust Performance
The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

-2 XXXX
2001 2002 2003 2004 2005 2006 2007 2008 2009 2010
Calendar Years
Class Y Shares
2001 - 2010
12% 11.10%
XXXX
10% 9.20% XXXX
XXXX XXXX
8% XXXX XXXX
XXXX XXXX
6% XXXX XXXX
4.59% XXXX 5.14% XXXX
4% XXXX XXXX XXXX 3.94% 3.78% XXXX
XXXX XXXX XXXX XXXX 2.77 XXXX 2.99 XXXX
2% XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX 1.33
XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0% XXXX XXXX XXXX XXXX XXXX XXXX XXXX -1.03 XXXX XXXX
XXXX

ANNUAL TOTAL RETURNS

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.51% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ended September 30, 2008).

Average Annual Total Returns TAX-FREE TRUST OF OREGON	1 Year	5 Years	10 Years
Tax-Free Trust of Oregon Class A	(2.85%)	2.58%	3.75%
Tax-Free Trust of Oregon Class C	(0.68%)	2.54%	3.30%
Tax-Free Trust of Oregon Class Y	1.33%	3.55%	4.33%
After Taxes on Distributions Tax-Free Trust of Oregon Class Y	1.31%	3.55%	4.31%
After Taxes on Distributions and Sales Tax-Free Trust of Oregon Class Y	2.19%	3.62%	4.31%
Barclays Capital Quality Intermediate Municipal Bond Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	3.21%	4.73%	4.76%

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The total returns reflect reinvestment of dividends and distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 28, 2011
Registrant Name	dei_EntityRegistrantName	Cascades Trust
Central Index Key	dei_EntityCentralIndexKey	0000791049
Amendment Flag	dei_AmendmentFlag	false
TAX-FREE TRUST OF OREGON
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Trust’s objective is to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 19 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 20 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 22 of the Prospectus. No Class I Shares are currently outstanding.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans" on page 19 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares" on page 20 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares" on page 22 of the Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Trust invests in tax-free municipal obligations which pay interest exempt from Oregon state and regular Federal income taxes. We call these “Oregon Obligations.” In general, all or almost all of these obligations are issued by the State of Oregon, its counties and various other local authorities. At least 80% of the Trust’s assets will always consist of Oregon obligations of these issuers. These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 10 and 18 years.
At the time of purchase, the Trust’s Oregon Obligations must be of investment grade quality. This means that they must either
*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,
*	if unrated, be determined to be of comparable quality by the Sub-Adviser.
The Sub-Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.
The Trust may use futures and options on futures to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	At least 80% of the Trust's assets will always consist of Oregon obligations of these issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Trust’s assets, being primarily or entirely Oregon issues, are subject to economic and other conditions affecting Oregon. Adverse local events, such as the current difficulties in credit markets that impede business recovery and the prolonged housing market instability, could affect the value of the Trust’s portfolio. (See “What are the main risk factors and special considerations specifically relating to investment in Oregon Issuers?” in the Trust’s Prospectus.)
There are two types of risk associated with any fixed-income debt securities such as Oregon Obligations: interest rate risk and credit risk.
*
Interest rate risk relates to fluctuations in market value arising from changes in prevailing interest rates. If interest rates rise, the value of debt securities, including Oregon Obligations, will normally decline. If the value of Oregon Obligations held by the Trust declines, the net asset value of your shares in the Trust will also decline. Oregon Obligations with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities.

*	Credit risk relates to the ability of the particular issuers of the Oregon Obligations the Trust owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.
There are risks in using futures and options for hedging purposes. These include possible incorrect judgments regarding future movements in credit markets and imperfect correlation in hedging strategies.
The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers.
Loss of money is a risk of investing in the Trust.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Trust.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Trust is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). Thus, compared with "diversified" funds, it may invest a greater percentage of its assets in obligations of a particular issuer. In general, the more the Trust invests in the securities of specific issuers, the more the Trust is exposed to risks associated with investments in those issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Trust Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
-2 XXXX
2001 2002 2003 2004 2005 2006 2007 2008 2009 2010
Calendar Years
Class Y Shares
2001 - 2010
12% 11.10%
XXXX
10% 9.20% XXXX
XXXX XXXX
8% XXXX XXXX
XXXX XXXX
6% XXXX XXXX
4.59% XXXX 5.14% XXXX
4% XXXX XXXX XXXX 3.94% 3.78% XXXX
XXXX XXXX XXXX XXXX 2.77 XXXX 2.99 XXXX
2% XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX 1.33
XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0% XXXX XXXX XXXX XXXX XXXX XXXX XXXX -1.03 XXXX XXXX
XXXX

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 5.51% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.17%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The total returns reflect reinvestment of dividends and distributions.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
TAX-FREE TRUST OF OREGON | Tax-Free Trust of Oregon Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	471
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	(2.85%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	3.75%
TAX-FREE TRUST OF OREGON | Tax-Free Trust of Oregon Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,428
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,428
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.30%
TAX-FREE TRUST OF OREGON | Tax-Free Trust of Oregon Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
TAX-FREE TRUST OF OREGON | Tax-Free Trust of Oregon Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Annual Return 2001	rr_AnnualReturn2001	4.59%
Annual Return 2002	rr_AnnualReturn2002	9.20%
Annual Return 2003	rr_AnnualReturn2003	5.14%
Annual Return 2004	rr_AnnualReturn2004	3.94%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	3.78%
Annual Return 2007	rr_AnnualReturn2007	2.99%
Annual Return 2008	rr_AnnualReturn2008	(1.03%)
Annual Return 2009	rr_AnnualReturn2009	11.10%
Annual Return 2010	rr_AnnualReturn2010	1.33%
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.33%
TAX-FREE TRUST OF OREGON | Tax-Free Trust of Oregon Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.31%
TAX-FREE TRUST OF OREGON | Tax-Free Trust of Oregon Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	4.31%
TAX-FREE TRUST OF OREGON | Barclays Capital Quality Intermediate Municipal Bond Index (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	4.76%

[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.